                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-21591
                                  ----------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      07-31
                          ------------------------------------------------------

Date of reporting period:     04-30-2005
                          ------------------------------------------------------

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2015 PORTFOLIO
APRIL 30, 2005

[american century investments logo and text logo]

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE      SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST        COST     GAIN (LOSS)   RECEIVED(1)    VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.8%
DOMESTIC EQUITY FUNDS - 44.6%
  130,272 Income & Growth Fund
          Institutional Class          $3,874,848      $-          $-        $(19,685)    $3,843,023
  557,319 Large Company Value
          Fund Institutional Class      3,524,233       -           -         (19,056)     3,516,683
   72,955 Real Estate Fund
          Institutional Class           1,760,279       -           -         (35,219)     1,780,102
   71,989 Small Company Fund
          Institutional Class             704,104       -           -         (14,401)       683,176
   99,603 Ultra Fund
          Institutional Class(3)        2,817,380       -           -                -     2,738,086
  237,867 Value Fund
          Institutional Class           1,761,786       -           -         (57,529)     1,695,992
   99,614 Vista Fund
          Institutional Class(3)        1,408,674       -           -                -     1,373,677
                                      --------------------------------------------------------------
                                       15,851,304       -           -        (145,890)    15,630,739
                                      --------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 37.1%
1,019,761 Diversified Bond Fund
          Institutional Class          10,432,531       -           -        (116,869)    10,401,562
  199,730 High-Yield Fund
          Institutional Class           1,303,593       -           -         (19,687)     1,268,285
  115,350 Inflation-Adjusted Bond
          Fund Institutional Class      1,303,312       -           -         (11,645)     1,313,837
                                      --------------------------------------------------------------
                                       13,039,436       -           -        (148,201)    12,983,684
                                      --------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 8.1%
  108,981 Emerging Markets Fund
          Institutional Class             704,395       -           -          (3,921)       707,287
  240,490 International Growth Fund
          Institutional Class           2,114,151       -           -          (6,987)     2,113,907
                                      --------------------------------------------------------------
                                        2,818,546       -           -         (10,908)     2,821,194
                                      --------------------------------------------------------------

MONEY MARKET FUNDS - 5.0%
1,762,313 Premium Money Market
          Fund Investor Class           1,762,313       -           -          (8,362)     1,762,313
                                      --------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS - 5.0%
  122,530 International Bond Fund
          Institutional Class           1,761,203       -           -         (31,062)     1,750,954
                                      --------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.8%   $35,232,802      $-          $-       $(344,423)    34,948,884
                                      =================================================-------------
(COST $35,232,802)
OTHER ASSETS AND LIABILITIES - 0.2%                                                           53,586
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $35,002,470
                                                                                         ===========

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

MY RETIREMENT 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $ 35,232,802
                                           =============
Gross tax appreciation of investments      $     33,239
Gross tax depreciation of investments          (317,157)
                                           -------------
Net tax depreciation of investments        $   (283,918)
                                           =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2025 PORTFOLIO
APRIL 30, 2005

[american century investments logo and text logo]

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                            PURCHASE     SALES   REALIZED    DISTRIBUTIONS
SHARES                                        COST       COST   GAIN (LOSS)   RECEIVED(1)    VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.9%
DOMESTIC EQUITY FUNDS - 54.6%
      340,296 Equity Growth Fund
              Institutional Class         $7,273,772   $8,496        $9      $(26,274)    $7,241,499
    1,152,386 Large Company Value
              Fund Institutional Class     7,274,914    8,479         4       (44,539)     7,271,556
      124,416 Real Estate Fund
              Institutional Class          3,029,358    3,684     (109)       (71,374)     3,035,750
      248,949 Small Company Fund
              Institutional Class          2,424,343    2,829         7       (57,283)     2,362,526
      256,302 Ultra Fund
              Institutional Class(3)       7,273,101    8,515         -              -     7,045,742
      406,859 Value Fund
              Institutional Class          3,030,804    3,675     (132)      (119,928)     2,900,905
      215,294 Vista Fund
              Institutional Class(3)       3,030,221    3,542         6              -     2,968,904
                                         -----------------------------------------------------------
                                          33,336,513   39,220     (215)      (319,398)    32,826,882
                                         -----------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 28.1%
    1,324,316 Diversified Bond Fund
              Institutional Class         13,579,923   15,996     (147)      (181,013)    13,508,023
      258,895 High-Yield Fund
              Institutional Class          1,697,039    1,992       (8)       (30,401)     1,643,983
      150,084 Inflation-Adjusted Bond
              Fund Institutional Class     1,696,691    2,017      (22)       (17,373)     1,709,457
                                         -----------------------------------------------------------
                                          16,973,653   20,005     (177)      (228,787)    16,861,463
                                         -----------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 12.2%
      283,830 Emerging Markets Fund
              Institutional Class          1,818,341    2,154      (22)       (11,691)     1,842,057
      621,767 International Growth Fund
              Institutional Class          5,455,819    6,449      (78)       (20,727)     5,465,332
                                         -----------------------------------------------------------
                                           7,274,160    8,603     (100)       (32,418)     7,307,389
                                         -----------------------------------------------------------

MONEY MARKET FUNDS - 5.0%
    3,027,798 Premium Money Market
              Fund Investor Class          3,031,331    3,533         -       (16,958)     3,027,798
                                         -----------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%      $60,615,657  $71,361    $(492)     $(597,561)    60,023,532
                                         ================================================-----------
(COST $60,544,296)
OTHER ASSETS AND LIABILITIES - 0.1%                                                           55,401
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $60,078,933
                                                                                         ===========

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

MY RETIREMENT 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $ 60,544,809
                                            ============
Gross tax appreciation of investments       $     71,577
Gross tax depreciation of investments          (592,854)
                                            ------------
Net tax depreciation of investments         $  (521,277)
                                            ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2035 PORTFOLIO
APRIL 30, 2005

[american century investments logo and text logo]

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE     SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST       COST        LOSS       RECEIVED(1)    VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 100.0%
DOMESTIC EQUITY FUNDS - 64.7%
  123,678 Equity Growth Fund
          Institutional Class          $2,666,510   $17,133      $(103)       $(7,075)    $2,631,868
  419,492 Large Company Value
          Fund Institutional Class      2,667,761    17,051        (34)       (11,912)     2,646,994
   39,186 Real Estate Fund
          Institutional Class             951,047     6,473       (376)       (15,457)       956,138
   77,767 Small Company Fund
          Institutional Class             761,552     5,026       (143)       (13,339)       738,009
   94,018 Ultra Fund
          Institutional Class(3)        2,665,942    17,191       (141)              -     2,584,555
  180,090 Value Fund
          Institutional Class           1,333,495     9,699     (1,180)       (35,846)     1,284,042
   93,985 Vista Fund
          Institutional Class(3)        1,332,983     8,604        (77)              -     1,296,053
                                      --------------------------------------------------------------
                                       12,379,290    81,177     (2,054)       (83,629)    12,137,659
                                      --------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 18.1%
  266,593 Diversified Bond Fund
          Institutional Class           2,743,748    17,791       (283)       (26,036)     2,719,249
   52,326 High-Yield Fund
          Institutional Class             342,515     2,195         (2)        (4,419)       332,270
   30,067 Inflation-Adjusted Bond
          Fund Institutional Class        342,103     2,213         (4)        (2,608)       342,463
                                      --------------------------------------------------------------
                                        3,428,366    22,199       (289)       (33,063)     3,393,982
                                      --------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 15.2%
  146,186 Emerging Markets
          Fund Institutional Class        952,462     6,188       (109)        (4,564)       948,747
  215,314 International Growth
          Fund Institutional Class      1,905,249    12,309       (146)        (5,370)     1,892,610
                                      --------------------------------------------------------------
                                        2,857,711    18,497       (255)        (9,934)     2,841,357
                                      --------------------------------------------------------------
MONEY MARKET FUNDS - 2.0%
  378,669 Premium Money Market
          Fund Investor Class             381,101     2,432           -        (1,553)       378,669
                                      --------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%  $19,046,468  $124,305    $(2,598)     $(128,179)    18,751,667
                                      ===================================================-----------
(COST $18,922,163)
OTHER ASSETS AND LIABILITIES(4)                                                                8,844
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $18,760,511
                                                                                         ===========

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through April 30, 2005, is shown
(3) Non-income producing.
(4) Category is less than 0.05% of total net assets.

MY RETIREMENT 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $ 18,924,786
                                            ============
Gross tax appreciation of investments       $     16,123
Gross tax depreciation of investments          (189,242)
                                            ------------
Net tax depreciation of investments         $  (173,119)
                                            ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT 2045 PORTFOLIO
APRIL 30, 2005

[american century investments logo and text logo]

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE     SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST       COST        LOSS       RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.9%
DOMESTIC EQUITY FUNDS - 69.5%
   88,007 Equity Growth Fund
          Institutional Class         $2,037,992    $180,208    $(8,186)      $(9,253)    $1,872,789
  298,006 Large Company Value
          Fund Institutional Class     2,039,289     179,031     (7,142)      (15,991)     1,880,418
   25,402 Real Estate Fund
          Institutional Class            678,120      59,994     (2,540)      (23,319)       619,809
   63,969 Small Company Fund
          Institutional Class            679,078      61,981     (4,625)      (20,977)       607,066
   65,883 Ultra Fund
          Institutional Class(3)       2,037,426     184,903    (12,866)             -     1,811,124
  122,957 Value Fund
          Institutional Class          1,019,280      95,945     (9,971)      (60,313)       876,683
   66,455 Vista Fund
          Institutional Class(3)       1,018,655      93,019     (6,957)             -       916,414
                                     ---------------------------------------------------------------
                                       9,509,840     855,081    (52,287)     (129,853)     8,584,303
                                     ---------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 15.4%
  118,203 Emerging Markets Fund
          Institutional Class            815,418      74,968     (6,179)       (6,568)       767,137
  128,880 International Growth
          Fund Institutional Class     1,223,214     108,197     (5,018)       (6,943)     1,132,856
                                     ---------------------------------------------------------------
                                       2,038,632     183,165    (11,197)      (13,511)     1,899,993
                                     ---------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 13.0%
  126,125 Diversified Bond
          Fund Institutional Class     1,413,411     120,768     (1,543)      (23,177)     1,286,474
   24,493 High-Yield Fund
          Institutional Class            176,320      15,464       (530)       (3,622)       155,531
   14,292 Inflation-Adjusted Bond
          Fund Institutional Class       175,942      15,014        (20)       (2,222)       162,786
                                     ---------------------------------------------------------------
                                       1,765,673     151,246     (2,093)      (29,021)     1,604,791
                                     ---------------------------------------------------------------

MONEY MARKET FUNDS - 2.0%
  248,979 Premium Money Market
          Fund Investor Class            271,900      22,921           -       (1,733)       248,979
                                     ---------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.9%  $13,586,045  $1,212,413   $(65,577)    $(174,118)    12,338,066
                                     ====================================================-----------
(COST $12,373,632)
OTHER ASSETS AND LIABILITIES - 0.1%                                                            6,464
                                                                                         -----------

TOTAL NET ASSETS - 100.0%                                                                $12,344,530
                                                                                         ===========

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

MY RETIREMENT 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $ 12,438,763
                                               =============
Gross tax appreciation of investments          $     55,113
Gross tax depreciation of investments              (155,810)
                                               -------------
Net tax depreciation of investments            $   (100,697)
                                               =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MY RETIREMENT INCOME PORTFOLIO
APRIL 30, 2005

[american century investments logo and text logo]

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                          PURCHASE       SALES   REALIZED  DISTRIBUTIONS
SHARES                                      COST         COST      LOSS     RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.9%
DOMESTIC FIXED INCOME FUNDS - 45.0%
  547,037 Diversified Bond Fund
          Institutional Class             $5,645,869    $47,872    $(571)    $(76,649)    $5,579,776
  107,157 High-Yield Fund
          Institutional Class                705,348      5,979      (36)     (12,479)       680,447
   61,994 Inflation-Adjusted Bond
          Fund Institutional Class           704,974      6,029      (55)      (7,459)       706,112
                                         -----------------------------------------------------------
                                           7,056,191     59,880     (662)     (96,587)     6,966,335
                                         -----------------------------------------------------------

DOMESTIC EQUITY FUNDS - 34.9%
   52,721 Income & Growth Fund
          Institutional Class              1,566,226     13,538     (159)      (9,089)     1,555,270
  210,877 Large Company Value
          Fund Institutional Class         1,332,806     11,315     (117)      (8,442)     1,330,634
   32,212 Real Estate Fund
          Institutional Class                782,700      7,200     (417)     (21,173)       785,973
   24,037 Small Company Fund
          Institutional Class                234,491      2,088      (54)      (5,810)       228,111
   27,598 Ultra Fund
          Institutional Class(3)             782,162      6,881     (123)            -       758,669
   62,585 Value Fund
          Institutional Class                470,017      4,322     (323)     (21,312)       446,231
   22,136 Vista Fund
          Institutional Class(3)             312,635      2,778      (48)            -       305,255
                                         -----------------------------------------------------------
                                           5,481,037     48,122   (1,241)     (65,826)     5,410,143
                                         -----------------------------------------------------------

MONEY MARKET FUNDS - 10.0%
1,555,317 Premium Money Market
          Fund Investor Class              1,568,444     13,127         -      (8,475)     1,555,317
                                         -----------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS - 10.0%
  108,650 International Bond Fund
          Institutional Class              1,567,411     13,591     (365)     (31,882)     1,552,609
                                         -----------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%      $15,673,083   $134,720  $(2,268)   $(202,770)    15,484,404
                                         ================================================-----------
(COST $15,538,363)
OTHER ASSETS AND LIABILITIES - 0.1%                                                           22,797
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $15,507,201
                                                                                         ===========

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period August 31, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

MY RETIREMENT INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $ 15,540,828
                                               =============
Gross tax appreciation of investments          $     28,488
Gross tax depreciation of investments               (84,912)
                                               -------------
Net tax depreciation of investments            $    (56,424)
                                               =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE
APRIL 30, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE     SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST       COST     GAIN (LOSS)   RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.8%
DOMESTIC EQUITY FUNDS - 24.4%
   16,406 Equity Growth Fund
          Investor Class                 $370,954   $18,461      $(386)       $(1,260)       348,956
    9,155 Growth Fund
          Investor Class                  182,264     8,588       (137)           (29)       170,924
   89,552 Large Company Value
          Fund Investor Class             626,459    61,686       (230)        (3,807)       564,177
    5,992 Real Estate Fund
          Investor Class                  147,461     3,996       (149)          (269)       146,085
    7,186 Small Company
          Fund Investor Class              73,756     2,004        (86)          (850)        68,051
   49,139 Value Fund
          Investor Class                  403,022    39,049     (3,776)       (16,791)       349,870
    7,576 Vista Fund
          Investor Class(3)               144,811    39,857         338              -       102,958
                                      --------------------------------------------------------------
                                        1,948,727   173,641     (4,426)       (22,948)     1,751,021
                                      --------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 40.3%
  282,950 Diversified Bond
          Fund Investor Class           3,010,569   115,633     (1,304)       (38,429)     2,886,090
                                      --------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS - 9.9%
   49,850 International Bond
          Fund Investor Class             746,345    32,740       (905)       (15,911)       711,858
                                      --------------------------------------------------------------

MONEY MARKET FUNDS - 25.2%
1,806,281 Prime Money Market
          Fund Investor Class           1,877,887    71,606           -        (9,941)     1,806,281
                                      --------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.8%    $7,583,528  $393,620    $(6,635)      $(87,229)     7,155,250
                                      ===================================================-----------

(COST $7,189,908)
OTHER ASSETS AND LIABILITIES - 0.2%                                                           11,102
                                                                                          ----------
TOTAL NET ASSETS - 100.0%                                                                 $7,166,352
                                                                                          ==========

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $ 7,196,068
                                               ============
Gross tax appreciation of investments          $     2,475
Gross tax depreciation of investments              (43,293)
                                               ------------
Net tax depreciation of investments            $   (40,818)
                                               ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: CONSERVATIVE
APRIL 30, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                         PURCHASE     SALES    REALIZED    DISTRIBUTIONS
SHARES                                     COST       COST    GAIN (LOSS)   RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.9%
DOMESTIC EQUITY FUNDS - 38.4%
  128,426 Equity Growth Fund
          Investor Class                $2,810,298   $43,047     $(584)       $(8,122)    $2,731,621
   76,215 Growth Fund
          Investor Class                 1,466,894    21,200      (397)          (182)     1,422,934
  534,790 Large Company Value
          Fund Investor Class            3,436,123    47,472      (556)       (17,838)     3,369,176
   26,142 Real Estate Fund
          Investor Class                   628,592     3,998      (182)        (1,025)       637,342
   46,999 Small Company
          Fund Investor Class              471,755     2,991      (131)        (4,830)       445,081
  288,289 Value Fund
          Investor Class                 2,186,368    42,701    (4,753)       (79,556)     2,052,618
   87,505 Vista Fund
          Investor Class(3)              1,342,373   111,706      (530)              -     1,189,193
                                       -------------------------------------------------------------
                                        12,342,403   273,115    (7,133)      (111,553)    11,847,965
                                       -------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 37.5%
1,133,752 Diversified Bond
          Fund Investor Class           11,720,247   130,283    (2,487)      (134,872)    11,564,270
                                       -------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 5.9%
  208,060 International Growth
          Fund Investor Class            2,082,101   254,662      3,625        (7,266)     1,826,767
                                       -------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 8.0%
  173,770 International Bond
          Fund Investor Class            2,527,106    27,050    (1,254)       (42,558)     2,481,436
                                       -------------------------------------------------------------
MONEY MARKET FUNDS - 10.1%
3,128,586 Prime Money Market
          Fund Investor Class            3,162,710    34,124          -       (15,135)     3,128,586
                                       -------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%    $31,834,567  $719,234   $(7,249)     $(311,384)    30,849,024
                                       ==================================================-----------
(COST $31,115,333)
OTHER ASSETS AND LIABILITIES - 0.1%                                                           36,304
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $30,885,328
                                                                                         ===========

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $ 31,126,673
                                             =============
Gross tax appreciation of investments        $     12,565
Gross tax depreciation of investments            (290,214)
                                             -------------
Net tax depreciation of investments          $   (277,649)
                                             =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: MODERATE
APRIL 30, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE     SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST       COST     GAIN (LOSS)   RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.9%
DOMESTIC EQUITY FUNDS - 49.4%
  511,881 Equity Growth Fund
          Investor Class               $11,076,404        $-          $-     $(30,597)   $10,887,708
  288,865 Growth Fund
          Investor Class                 5,502,451         -           -         (582)     5,393,110
1,034,768 Large Company Value
          Fund Investor Class            6,582,723         -           -      (31,554)     6,519,038
   58,656 Real Estate Fund
          Investor Class                 1,399,197         -           -       (2,352)     1,430,033
  140,433 Small Company
          Fund Investor Class            1,399,827         -           -      (14,939)     1,329,901
  526,122 Value Fund
          Investor Class                 3,970,434    79,344     (9,064)     (109,077)     3,745,989
  342,032 Vista Fund
          Investor Class(3)              5,035,468   193,328     (2,587)             -     4,648,215
                                       -------------------------------------------------------------
                                        34,966,504   272,672    (11,651)     (189,101)    33,953,994
                                       -------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 27.4%
1,643,533 Diversified Bond
          Fund Investor Class           16,795,466         -           -     (177,400)    16,764,037
  319,587 High-Yield Bond
          Fund Investor Class            2,097,945         -           -      (31,438)     2,029,377
                                       -------------------------------------------------------------
                                        18,893,411         -           -     (208,838)    18,793,414
                                       -------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 13.9%
  423,878 Emerging Markets
          Fund Investor Class            2,942,699   203,368       4,086      (16,357)     2,717,058
  777,517 International Growth
          Fund Investor Class            6,895,304         -           -      (15,880)     6,826,599
                                       -------------------------------------------------------------
                                         9,838,003   203,368       4,086      (32,237)     9,543,657
                                       -------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUNDS - 3.1%
  147,592 International Bond
          Fund Investor Class            2,128,843         -           -      (35,473)     2,107,614
                                       -------------------------------------------------------------
MONEY MARKET FUNDS - 6.1%
4,200,572 Prime Money Market
          Fund Investor Class            4,200,572         -           -      (19,865)     4,200,572
                                       -------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%    $70,027,333  $476,040    $(7,565)    $(485,514)    68,599,251
                                       ==================================================-----------
(COST $69,551,293)
OTHER ASSETS AND LIABILITIES - 0.1%                                                           73,226
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $68,672,477
                                                                                         ===========

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                $ 69,562,944
                                               =============
Gross tax appreciation of investments          $     30,836
Gross tax depreciation of investments              (994,529)
                                               -------------
Net tax depreciation of investments            $   (963,693)
                                               =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: AGGRESSIVE
APRIL 30, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE     SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST       COST        LOSS       RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 99.9%
DOMESTIC EQUITY FUNDS - 59.4%
  298,680 Equity Growth Fund
          Investor Class              $6,473,925    $9,809       $(532)      $(18,262)    $6,352,923
  338,152 Growth Fund
          Investor Class               6,454,435     9,165        (396)          (686)     6,313,298
  596,294 Large Company Value
          Fund Investor Class          3,799,234     5,678        (252)       (18,869)     3,756,652
   37,737 Real Estate Fund
          Investor Class                 902,982     1,055         (34)        (1,558)       920,028
  101,731 Small Company Fund
          Investor Class               1,016,611     1,247        (116)       (10,956)       963,393
  292,538 Value Fund
          Investor Class               2,293,410   128,412     (14,253)       (73,554)     2,082,871
  422,876 Vista Fund
          Investor Class(3)            6,150,561   152,593      (3,425)              -     5,746,885
                                     ---------------------------------------------------------------
                                      27,091,158   307,959     (19,008)      (123,885)    26,136,050
                                     ---------------------------------------------------------------
DOMESTIC FIXED INCOME FUNDS - 19.4%
  619,838 Diversified Bond
          Fund Investor Class          6,347,813    14,013        (211)       (70,859)     6,322,348
  343,281 High-Yield Bond
          Fund Investor Class          2,258,021     3,287         (92)       (34,890)     2,179,834
                                     ---------------------------------------------------------------
                                       8,605,834    17,300        (303)      (105,749)     8,502,182
                                     ---------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS - 19.0%
  443,831 Emerging Markets
          Fund Investor Class          2,952,575    82,326         (48)       (16,942)     2,844,957
  625,933 International Growth
          Fund Investor Class          5,607,304    57,927        (478)       (14,629)     5,495,691
                                     ---------------------------------------------------------------
                                       8,559,879   140,253        (526)       (31,571)     8,340,648
                                     ---------------------------------------------------------------
MONEY MARKET FUNDS - 2.1%
  902,944 Prime Money Market
          Fund Investor Class            904,220     1,276            -        (4,390)       902,944
                                     ---------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%  $45,161,091  $466,788    $(19,837)     $(265,595)    43,881,824
                                     ===================================================------------
(COST $44,694,303)
OTHER ASSETS AND LIABILITIES - 0.1%                                                           29,351
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $43,911,175
                                                                                         ===========

ONE CHOICE PORTFOLIO AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.

ONE CHOICE PORTFOLIO AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $ 44,714,478
                                             =============
Gross tax appreciation of investments        $     18,067
Gross tax depreciation of investments            (850,721)
                                             -------------
Net tax depreciation of investments          $   (832,654)
                                             =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
APRIL 30, 2005

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

                                        PURCHASE     SALES     REALIZED    DISTRIBUTIONS
SHARES                                    COST       COST        LOSS       RECEIVED(1)     VALUE
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS(2) - 100.0%
DOMESTIC EQUITY FUNDS - 72.7%
  154,503 Equity Growth Fund
          Investor Class               $3,419,775   $64,432    $(2,339)       $(9,610)    $3,286,278
  175,462 Growth Fund
          Investor Class                3,411,776    64,419     (2,341)          (353)     3,275,876
  311,470 Large Company Value
          Fund Investor Class           2,024,927    37,980     (1,269)        (9,908)     1,962,261
   15,970 Real Estate Fund
          Investor Class                  387,949     6,670       (308)          (681)       389,349
   47,635 Small Company
          Fund Investor Class             485,753     8,365       (457)        (5,373)       451,103
  156,302 Value Fund
          Investor Class                1,210,067    51,582     (6,035)       (34,485)     1,112,870
  217,618 Vista Fund
          Investor Class(3)             3,212,718   108,179     (3,763)              -     2,957,429
                                      --------------------------------------------------------------
                                       14,152,965   341,627    (16,512)       (60,410)    13,435,166
                                      --------------------------------------------------------------

DOMESTIC FIXED INCOME FUNDS - 2.1%
   37,477 Diversified Bond
          Fund Investor Class             435,928    53,452       (648)        (4,637)       382,265
                                      --------------------------------------------------------------

INTERNATIONAL EQUITY FUNDS - 23.1%
  215,170 Emerging Markets
          Fund Investor Class           1,452,616    47,402     (1,236)        (7,978)     1,379,240
  328,069 International Growth
          Fund Investor Class           2,972,140    57,227     (1,973)        (6,407)     2,880,446
                                      --------------------------------------------------------------
                                        4,424,756   104,629     (3,209)       (14,385)     4,259,686
                                      --------------------------------------------------------------

MONEY MARKET FUNDS - 2.1%
  382,550 Prime Money Market
          Fund Investor Class             389,544     6,994           -        (1,822)       382,550
                                      --------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%  $19,403,193  $506,702   $(20,369)      $(81,254)    18,459,667
                                      ===================================================-----------

(COST $18,896,491)
OTHER ASSETS AND LIABILITIES(4)                                                                1,770
                                                                                         -----------
TOTAL NET ASSETS - 100.0%                                                                $18,461,437
                                                                                         ===========

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(1) Distributions received includes distributions from net investment income and capital gains from underlying funds.
(2) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each security during the period September 30, 2004 (fund inception) through April 30, 2005, is shown.
(3) Non-income producing.
(4) Category is less than 0.05%.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $ 18,917,004
                                             =============
Gross tax appreciation of investments        $      7,762
Gross tax depreciation of investments            (465,099)
                                             -------------
Net tax depreciation of investments          $   (457,337)
                                             =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund is available at americancentury.com or upon request at 1-800-345-2021.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    June 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    June 17, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    June 17, 2005